Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Discontinued Operations

8.Discontinued Operations

At December 31, 2014 and 2013, the accrual for our estimated liability for potential environmental cleanup and related costs arising from the 1991 sale of DuBois amounted to $1.7 million.  Of the 2014 balance, $826,000 is included in other current liabilities and $901,000 is included in other liabilities (long-term).   The estimated amounts and timing of payments of these liabilities follows (in thousands):

2015	$826
2016	300
Thereafter	601
$1,727

We are contingently liable for additional DuBois-related environmental cleanup and related costs up to a maximum of $14.9 million.  On the basis of a continuing evaluation of the potential liability, we believe it is not probable this additional liability will be paid.  Accordingly, no provision for this contingent liability has been recorded.  The potential liability is not insured, and the recorded liability does not assume the recovery of insurance proceeds.  Also, the environmental liability has not been discounted because it is not possible to reliably project the timing of payments.  We believe that any adjustments to our recorded liability will not materially adversely affect our financial position, results of operations or cash flows.